Acquisitions and disposals	12 Months Ended
Dec. 31, 2019
Disclosure Of Business Combination And Discontinued Operatons [Abstract]
Disclosure Of Business Combination And Divestment [text block]

4 Acquisitions and disposals

2019

Acquisition of interest in Rosebank project in UK

In the first quarter of 2019 Equinor closed an agreement to acquire Chevron’s 40% operated interest in the Rosebank project. A cash consideration of USD 71 million was paid on the closing date and is subject to final adjustment. The payment of the remaining consideration is subject to certain conditions being met and was reflected at fair value at the transaction date. The transaction represents an asset purchase. The fair value of the acquired exploration asset has been recognised in the Exploration & Production International (E&P International) segment.

Acquisition of 100% shares in Danske Commodities

In the first quarter of 2019 Equinor closed an agreement to acquire 100% of the shares in a Danish energy trading company Danske Commodities (DC) for a cash consideration of EUR 465 million (USD 535 million). In addition, Equinor recognised an insignificant liability for contingent consideration depending on DC’s performance measured at the fair value on the transaction date. The assets and liabilities related to the acquired business have been reflected according to IFRS 3 Business Combinations. The acquisition resulted in an increase of Equinor’s non-current assets of USD 13 million, current assets of USD 836 million, current liabilities of USD 749 million, and deferred tax liability of USD 2 million. The transaction has been accounted for in the Marketing, Midstream & Processing (MMP) segment and resulted in goodwill of USD 437 million reflecting the expected synergies on the acquisition and competence and access to the energy markets. In the fourth quarter of 2019, the purchase price allocation was finalised with no significant change compared to initial recognition.

Acquisition of offshore wind lease in USA

In the first quarter of 2019 Equinor paid a winning bid of USD 135 million in an auction for the rights to develop a wind farm within an offshore wind lease OCS-A 0520, in an area offshore the Commonwealth of Massachusetts. The transaction was accounted for as an asset acquisition. Upon completion the acquisition was recognised in the Other segment as an increase in the intangible assets.

Swap of interests in the Norwegian Sea and the North Sea region of the Norwegian continental shelf

In the second quarter of 2019 Equinor and Faroe Petroleum closed a swap transaction in the Norwegian Sea and the North Sea region of the Norwegian continental shelf (NCS) with no cash effect at the effective date. The effective date of the swap transaction is 1 January 2019. The assets and liabilities related to the acquired interests have been reflected in accordance with the principles of IFRS 3 Business Combinations. The acquisition resulted in increased assets of USD 280 million, including goodwill of USD 82 million, and increased liabilities of USD 97 million. In the third quarter of 2019 the purchase price allocation was finalised with no significant change compared to initial recognition. A gain of USD 137 million on the divested interests has been presented in the line item Other income in the Consolidated statement of income. The transactions were tax-exempted and have been accounted for in the E&P Norway segment.

Acquisition and divestment of operated interest in the Bacalhau (formerly Carcará) field in Brazil

In the second quarter of 2019 Equinor and Barra Energia (“Barra”) closed an agreement for Equinor to acquire Barra’s 10% interest in the BM-S-8 licence in Brazil’s Santos basin. Upon closing, Equinor sold 3.5% to ExxonMobil and 3% to Galp, fully aligning interests across BM-S-8 and Bacalhau (formerly Carcará North). The total consideration for Barra’s 10% interest was USD 415 million, and the transaction was accounted for as an asset acquisition. The total consideration for divested interests is on the same terms as the invested interest and amounts to USD 269 million. The value of the net acquired exploration assets resulted in an increase in intangible assets of USD 146 million at the date of transactions. The net cash payment from the transactions is USD 101 million. The transactions have been accounted for in the E&P International segment.

Acquisition of interest in the Caesar Tonga field in the Gulf of Mexico

In the third quarter of 2019 Equinor received governmental approval and closed a deal to acquire preferential rights to an additional 22.45% interest in the Caesar Tonga oil field from Shell Offshore Inc. The total consideration, including interim period settlement, was USD 813 million in cash. The assets and liabilities related to the acquired interests have been reflected in accordance with the principles of IFRS 3 Business Combinations. The acquisition resulted in increased assets of USD 850 million and increased liabilities of USD 37 million. The transaction increased Equinor’s interest in the field from 23.55% to 46.00%. The transaction was recognised in the E&P International segment.

Acquisition of interest in the Johan Sverdrup field and divestment of Lundin Petroleum AB shares

In the third quarter of 2019 Equinor closed a deal to divest a 16% shareholding in Lundin Petroleum AB (Lundin) for a direct interest of 2.6% in the Johan Sverdrup field in addition to a cash consideration. The consideration for the Lundin shares was SEK 14,510 million (USD 1,508 million) at the closing date, while the consideration for the Johan Sverdrup interest was USD 981 million including interim period settlement.

On 5 August 2019 the divestment of the shares in Lundin was closed, and Equinor recognised a gain of USD 837 million including recycling of other comprehensive income and a fair value adjustment of the remaining 4.9% shares (subsequent to Lundin redeeming the acquired shares). The gain on the divested interest is presented in the line item Other income in the E&P Norway segment.

After the divestment the remaining investment in Lundin is recognised at fair value through profit and loss and classified as non-current financial investment in the balance sheet.

On 30 August 2019 the acquisition of 2.6% of the Johan Sverdrup field was closed. The acquired interest has been reflected in accordance with the principles of IFRS 3 Business Combinations. The acquisition resulted in increased assets of USD 1,580 million, including goodwill of USD 612 million, increased deferred tax of USD 612 million and other changes of USD 13 million. The acquisition has been accounted for in the E&P Norway segment.

Both transactions were tax-exempted.

Divestment of interest in Arkona offshore windfarm

In the fourth quarter of 2019, Equinor closed an agreement to sell a 25% ownership interest in the AWE-Arkona-Windpark Entwicklunds-GMBH to EIP Offshore Wind Germany I Holding GMBH for a total amount of EUR 475 million (USD 526 million) including interim period settlement. Following the transaction, Equinor retains a 25% interest in the Arkona offshore windfarm. RWE Renewables will remain the operator with a 50% interest. A gain of USD 212 million has been presented in the line item Other income in the Consolidated statement of income in the Other segment.

Divestment of interest in Eagle Ford asset in the onshore USA

In the fourth quarter of 2019, Equinor closed an agreement to sell all its interests in the Eagle Ford onshore asset as well as all of Equinor’s shares in Edwards Lime Gathering LLC for a consideration of USD 352 million. An immaterial loss has been presented in the line item Operating expenses in the Consolidated statement of income. The loss on sale is presented in the E&P International segment.

Investment of interest onshore Argentina

On 18 December 2019 Equinor entered into an agreement to acquire a 50% interest in SPM Argentina S.A (SPM) from Schlumberger Production Management Holding Argentina B.V. SPM holds a 49% interest in the Bandurria Sur onshore block in Argentina, and the block is in the late pilot phase of development. The consideration before adjustments is USD 177,5 million. The consideration will be adjusted for cash flows, including cash flows related to working capital and debt, from 1 January 2020 until closing. Upon closing, the acquisition is expected to be accounted for by using the equity method. Closing is expected in the first quarter of 2020 and the investment will be accounted for in the E&P International segment.

2018

Acquisition of interests in Martin Linge field and Garantiana discovery

In the first quarter of 2018 Equinor and Total closed an agreement to acquire Total’s equity stakes in the Martin Linge field (51%) and the Garantiana discovery (40%) on the NCS. Through this transaction Equinor increased the ownership share in the Martin Linge field from 19% to 70%. Equinor has paid Total a consideration of USD 1,541 million and has taken over the operatorships. The assets and liabilities related to the acquired portion of Martin Linge and Garantiana have been reflected in accordance with the principles of IFRS 3 Business Combinations. The acquisition resulted in an increase of Equinor’s property, plant and equipment of USD 1,418 million, intangible assets of USD 116 million, goodwill of USD 265 million, deferred tax liabilities of USD 265 million and other assets of USD 7 million. The partners have joint control and Equinor continues to account for its interest on a pro-rata basis using Equinor's new ownership share. The transaction has been accounted for in the E&P Norway segment.

Acquisition of Cobalt’s North Platte interest in the Gulf of Mexico

In the first quarter of 2018 Equinor’s co-bid with Total in the bankruptcy auction for Cobalt’s interest in the North Platte discovery was successful with an aggregate bid of USD 339 million. The transaction was closed in April 2018. Upon closing, Total as operator owns 60% of North Platte and Equinor owns the remaining 40%. The value of the acquired exploration assets has been recognised in the E&P International segment for an amount of USD 246 million as intangible assets. Additionally, the transaction includes a contingent consideration up to USD 20 million.

Acquisition of interest in Roncador field in Brazil

In the second quarter of 2018 Equinor closed an agreement with Petrobras to acquire a 25% interest in Roncador, an oil field in the Campos Basin in Brazil. Equinor paid Petrobras a cash consideration of USD 2,133 million, in addition to recognising a liability for contingent consideration of USD 392 million. The assets and liabilities related to the acquired portion of Roncador have been reflected in accordance with the principles of IFRS 3 Business Combinations. The acquisition resulted in an increase of Equinor’s property, plant and equipment of USD 2,550 million, intangible assets of USD 392 million and an increase in provisions of USD 808 million. In the second quarter of 2019 the purchase price allocation was finalised with no significant change compared to initial recognition. The partners have joint control and Equinor will account for its interest on a pro-rata basis. The transaction has been accounted for in the E&P International segment.

Acquisition and divestment of operated interest in Bacalhau (formerly Carcará) field in Brazil

In the fourth quarter of 2016 Equinor acquired a 66% operated interest in the Brazilian offshore licence BM-S-8 in the Santos basin from Petróleo Brasileiro S.A. (“Petrobras”). The value of the acquired exploration assets resulted in an increase in intangible assets of USD 2,271 million at the transaction date.

In the fourth quarter of 2017, a consortium comprising Equinor (operator, 40%), ExxonMobil (40%) and Galp (20%) presented the winning bid (67.12% of profit oil) for the Bacalhau (formerly Carcará North) block in the Santos basin. Equinor’s share of the pre-determined signature bonus paid by the consortium in December 2017 was USD 350 million and was recognised as an intangible asset.

In the fourth quarter of 2017 Equinor acquired Queiroz Galvão Exploração e Produção (“QGEP”)’s 10% interest in licence BM-S-8 in Brazil’s Santos basin increasing the operated interest to 76%. The value of the acquired exploration assets resulted in an increase in intangible assets of USD 362 million at the transaction date.

In the second quarter of 2018 Equinor completed the divestment of 39.5% of its 76% interest in BM-S-8, agreed in October 2017. 36.5% interest was divested to ExxonMobil and 3% to Galp for a total consideration of USD 1,493 million. The transaction is accounted for with no impact on the Consolidated statement of income. The cash proceeds from the sale were USD 1,016 million. The transactions are accounted for in the E&P International segment.

Divestment of interests in discoveries on the Norwegian continental shelf

In the fourth quarter of 2018 Equinor closed an agreement with Aker BP to sell its 77.8% operated interest in the King Lear discovery on the Norwegian continental shelf (NCS) for a total consideration of USD 250 million and an agreement with PGNiG to sell its non-operated interests in the Tommeliten discovery on the NCS for a total consideration of USD 220 million. A gain of USD 449 million has been presented in the line item Other income in the Consolidated statement of income in the E&P Norway segment. The transaction was tax exempt under the Norwegian petroleum tax legislation.

2017

Sale of interest in Kai Kos Dehseh

In the first quarter of 2017 Equinor closed an agreement with Athabasca Oil Corporation to divest its 100% interest in Kai Kos Dehseh (KKD) oil sands. The total consideration consisted of cash consideration of CAD 431 million (USD 328 million), 100 million common shares in Athabasca Oil Corporation and a series of contingent payments, measured at a combined fair value of CAD 185 million (USD 142 million) on the closing date. A loss on the transaction of USD 351 million was recognised as operating expense and included a reclassification of accumulated foreign exchange losses, previously recognised in other comprehensive income/(loss). The transaction was reflected in the E&P International segment.

Extension of the Azeri-Chirag-Deepwater Gunashli production sharing agreement

In the third quarter of 2017 the Azeri-Chirag-Deepwater Gunashli (ACG) production sharing agreement was extended by 25 years. The transaction was recognised in the E&P International segment in the fourth quarter of 2017, following ratification by the Parliament (Milli Majlis) of the Republic of Azerbaijan. As part of the new agreement, Equinor’s participating interest was adjusted to 7.27% down from 8.56%. Equinor's share of a total payment of USD 3.6 billion to the State Oil Fund of the Republic of Azerbaijan will be approximately USD 349 million to be paid over a period of 8 years.